Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 5,247	$ 6,338	$ 10,974	$ 12,517	$ 23,740	$ 25,833
Net carrying value of disposals of long-lived assets	21,853		21,853		23,449	66,986
Capitalized interest	$ 0		$ 0		$ 0	$ 0